Non-financial assets and liabilities (Details) - Schedule of Property, Plant and Equipment - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Property, Plant and Equipment [Line Items]
Net book amount	$ 154,347	$ 200,133
Opening net book amount	200,133
Closing net book amount	154,347	200,133
Property, plant and equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Net book amount	13,996	19,377	$ 19,513
Opening net book amount	19,377	19,513
Additions	195	7,067
Depreciation charge	(5,576)	(7,203)
Closing net book amount	13,996	19,377
Furniture, fittings and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book amount	339	678	137
Opening net book amount	678	137
Additions		672
Depreciation charge	(339)	(131)
Closing net book amount	339	678
Right-of-use assets [member]
Schedule of Property, Plant and Equipment [Line Items]
Net book amount	140,012	180,078	207,086
Opening net book amount	180,078	207,086
Additions		14,320
Depreciation charge	(40,066)	(41,328)
Closing net book amount	140,012	180,078
Gross carrying amount [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost or fair value	651,183	650,988	628,929
Accumulated depreciation	(496,836)	(450,855)	(402,193)
Net book amount	154,347	200,133	226,736
Opening net book amount	200,133	226,736
Additions	195	22,059
Depreciation charge	(45,981)	(48,662)
Closing net book amount	154,347	200,133
Gross carrying amount [member] | Property, plant and equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost or fair value	372,118	371,923	364,856
Gross carrying amount [member] | Furniture, fittings and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost or fair value	35,714	35,714	35,042
Gross carrying amount [member] | Right-of-use assets [member]
Schedule of Property, Plant and Equipment [Line Items]
Cost or fair value	243,351	243,351	229,031
Accumulated depreciation, amortisation and impairment [member] | Property, plant and equipment [member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(358,122)	(352,546)	(345,343)
Accumulated depreciation, amortisation and impairment [member] | Furniture, fittings and equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	(35,375)	(35,036)	(34,905)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (103,339)	$ (63,273)	$ (21,945)